Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Condensed Consolidated Statements of Comprehensive Loss (Unaudited)
Net loss	$ (2,099,895)	$ (534,006)
Other comprehensive loss:
Translation adjustment	(58,059)	0
Comprehensive loss	$ (2,157,954)	$ (534,006)